Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net cash flows from operating activities		€ (1,796)	€ (2,854)	€ 7,302
Net cash flows from investing activities		(54)	(139)	(86)
Net cash flows from financing activities		300	(778)	(3,730)
Net increase / (decrease) in cash and cash equivalents	[1]	€ (1,550)	€ (3,770)	€ 3,486

[1]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 5,271 million (2020: EUR 5,114 million and 2019: EUR 5,999 million) dividends received EUR 1,624 million (2020: EUR 1,751 million and 2019: EUR 1,702 million) and interest paid EUR 296 million (2020: EUR 491 million and 2019: EUR 407 million). All included in operating activities except for dividend received from joint ventures and associates EUR 95 million (2020: EUR 138 million and 2019: EUR 130 million).